Liability for Pension and Other Retirement Benefits (Details 4) (Pension Plans, Defined Benefit [Member]) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Amortized estimated actuarial loss and prior service cost from accumulated other comprehensive income loss into net periodic cost over the next fiscal year
Actuarial loss	$ 29,398	¥ 2,440,000
Prior service cost	$ 2,277	¥ 189,000